EMPLOYEE AND DIRECTOR BENEFITS, Employment Contracts and Supplemental Executive Retirement Plan (SERP Plan) (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employment Contracts [Abstract]
Term of employment contract	2 years
SERP [Member]
Employment Contracts and SERP Plan [Abstract]
Accrued liabilities	$ 2,230	$ 2,209
Expenses recorded	$ 153	$ 133
2007 Plan [Member] | SERP [Member]
Employment Contracts and SERP Plan [Abstract]
Vesting period	10 years
2014 Plan [Member] | SERP [Member]
Employment Contracts and SERP Plan [Abstract]
Vesting period	5 years